Average Annual Total Returns - FidelityManagedRetirementFunds-AIComboPRO - FidelityManagedRetirementFunds-AIComboPRO - Fidelity Managed Retirement 2010 Fund	Sep. 29, 2023
Fidelity Advisor Managed Retirement 2010 Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(17.63%)
Past 5 years	0.30%
Past 10 years	3.75%
Fidelity Advisor Managed Retirement 2010 Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(18.86%)
Past 5 years	(1.03%)
Past 10 years	2.38%
Fidelity Advisor Managed Retirement 2010 Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(10.13%)
Past 5 years	(0.05%)
Past 10 years	2.66%
Fidelity Advisor Managed Retirement 2010 Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(12.40%)
Past 5 years	1.75%
Past 10 years	4.63%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Past 5 years	0.02%
Past 10 years	1.06%
IXZNG
Average Annual Return:
Past 1 year	(11.74%)
Past 5 years	2.26%
Past 10 years	4.93%